H1 Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Components of Income Taxes Recognized in Income Statement

Income taxes recognized in the income statement
	2023	2022	2021
Current income taxes for the year	–4,289	–7,353	–6,110
Current income taxes related to prior years	118	253	–337
Deferred tax income/expense (+/–)	1,406	1,617	188
Share of taxes in joint ventures and associated companies	–20	–14	–11
Income tax expense	–2,785	–5,497	–6,270

Reconciliation of Swedish Income Tax Rate with Effective Tax Rate

Reconciliation of Swedish income tax rate with effective tax rate
	2023	2022	2021
Calculated tax expense at Swedish tax rate of 20.6%	4,804	–5,070	–6,025
Effect of foreign tax rates	–884	–605	–324
Current income taxes related to prior years	118	253	–337
Remeasurement of tax loss carry-forwards	–28	–49	–175
Remeasurement of deductible temporary differences	394	15	220
Withholding tax expense	–217	–	–
Recognition of previously expensed withholding tax	–	411	969
Tax effect of non-deductible expenses	–7,311	–760	–975
Tax effect of non-taxable income	335	327	392
Tax effect of changes in tax rates	4	–19	–15
Income tax expense	–2,785	–5,497	–6,270
Effective tax rate	–11.9%	22.3%	21.4%

Tax Effects of Temporary Differences and Tax Loss Carry-forwards

Tax effects of temporary differences and tax loss carry-forwards
	Deferred tax assets	Deferred tax liabilities	Net balance
2023
Intangible assets and property, plant and equipment	1,195	7,193
RoU lease assets and similar assets	–	1,272
Current assets	3,413	1,313
Post-employment benefits	5,297	477
Provisions	3,980	–
RoU lease liabilities and similar liabilities	1,337	–
Deferred tax credits	5,453	–
Other	2,095	178
Loss carry-forwards	6,158	–
Deferred tax assets/liabilities	28,928	10,433	18,495
Netting of assets/liabilities	–6,553	–6,553
Deferred tax balances, net	22,375	3,880	18,495

2022
Intangible assets and property, plant and equipment	1,098	8,136
RoU lease assets and similar assets	–	1,311
Current assets	3,605	1,055
Post-employment benefits	5,558	571
Provisions	5,215	–
RoU lease liabilities and similar liabilities	1,394	–
Deferred tax credits	2,081	–
Other	1,837	295
Loss carry-forwards	5,190	–
Deferred tax assets/liabilities	25,978	11,368	14,610
Netting of assets/liabilities	–6,584	–6,584
Deferred tax balances, net	19,394	4, 784	14,610

Changes in Deferred Taxes, Net

Changes in deferred taxes, net
	2023	2022
Opening balance, net	14,610	22,225
Recognized in net income	1,406	1,617
Recognized in other comprehensive income	–631	–2,099
Balances regarding acquired/divested businesses	–57	–3,911
Deferred tax credits increase (+) / utilization (–)	3,249	–3,586
Translation difference	–82	364
Closing balance, net	18,495	14,610

Tax Loss Carry-forwards

Tax loss carry-forwards
	Recognized tax loss		Unrecognized tax loss
Year of expiration	Tax loss carry-forwards	Tax value	Tax loss carry-forwards	Tax value
2024	15	3	159	20
2025	16	3	153	20
2026	124	31	151	25
2027	1,101	281	92	10
2028	1,688	373	100	13
2029 or later (also includes unlimited carry-forwards)	24,722	5,467	8,263	1,731
Total	27,666	6,158	8,918	1,819

Deferred Tax Credits

Deferred tax credits
	Recognized deferred tax credits	Unrecognized deferred tax credits
Year of expiration	Tax Value	Tax Value
2024	99	135
2025	938	108
2026	46	125
2027	1,778	133
2028	1,521	8
2029 or later	1,071	639
Total	5,453	1,148